Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 19,997	$ 17,895	$ 49,685
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	4,796	0	18,842
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	6,676	0	72
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	599	1,804	4,242
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	7,926	0	15,237
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 0	$ 16,091	$ 11,292